Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)		Taxes	Fees	Total Payments
Total		$ 43,805,449	$ 7,706,744	$ 51,512,193
Exporting for Transmission and Distribution to Customers For U.S. Customs and Border Protection of the U.S. Department of Homeland Security [Member]
Total	[1]		71,819	71,819
Exporting to Ecogas, Termoeléctrica de Mexicali and Third Parties For Tesorería de la Federación (Mexico's Department of Treasury) [Member]
Total	[2]	7,636,114		7,636,114
Exporting to Ecogas, Termoeléctrica de Mexicali and Third Parties For Centro Nacional de Control del Gas Natural (National Center for Natural Gas Control) [Member]
Total	[2]		3,896,183	3,896,183
Exporting to Ecogas, Termoeléctrica de Mexicali and Third Parties For Instituto Mexicano del Seguro Social (Mexican Institute of Social Security) [Member]
Total	[2]		106,493	106,493
Energía Costa Azul For Tesorería de la Federación (Mexico's Department of Treasury) [Member]
Total	[2]	35,114,839	3,018,613	38,133,452
Energía Costa Azul For Instituto Mexicano del Seguro Social (Mexican Institute of Social Security) [Member]
Total	[2]		$ 613,636	613,636
Energía Costa Azul For Municipio de Ensenada (City of Ensenada) [Member]
Total	[2]	$ 1,054,496		$ 1,054,496

[1]	Payments made by Southern California Gas Company, which is included in Sempra’s Sempra California reportable segment.
[2]	Payments made by Sempra Infrastructure in Mexican pesos, which were converted to U.S. dollars using the exchange rate existing at the time each payment was made.